EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net income	$ 3,614	$ 4,574
Net income attributable to non-controlling interests	(1,290)	(605)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	2,324	3,969
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 2,324	$ 3,969
Weighted average shares outstanding - Basic (in shares)	1,778	1,758
Weighted average shares outstanding - Diluted (in shares)	1,778	1,758
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.31	$ 2.26
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.31	$ 2.26